Share Capital and Reserves - Summary of Treasury Shares (Parenthetical) (Detail) $ / shares in Units, € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 EUR (€) $ / shares	Dec. 31, 2021 EUR (€)
Disclosure of Treasury Shares and Own Shares [Line Items]
Average repurchase price for Treasury shares reissued | $ / shares	$ 37.15	$ 32.45
Total number of own shares held, nominal value | €		$ 0.1	€ 0.1
Total number of Treasury Shares held, nominal value | €		$ 1.1	€ 3.4
Share repurchase programme [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Share repurchase programme aggregated cash returned to shareholders for share repurchase | $	$ 2.9
CRH announced a further extension of the programme - cost of additional shares to be repurchased under this phase of the programme | $	$ 0.9